REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of detail of revenues
The detail of revenues is as follows:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Passengers	11,233,287	10,215,148	7,636,429
Cargo	1,599,756	1,425,393	1,726,092
Total	12,833,043	11,640,541	9,362,521